LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUNDS")

Supplement dated November 28, 2005 to the Loomis Sayles Retail Equity Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

     (This supplement combines the supplements dated July 22, 2005, September 1, 2005, October 7, 2005 and November 23, 2005.)

THE THIRD PARAGRAPH IN THE SUB-SECTION "DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS:

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

EFFECTIVE SEPTEMBER 1, 2005, THE FUNDS ENTERED INTO A NEW CUSTODIAN AGREEMENT WITH STATE STREET BANK AND TRUST COMPANY. EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. AS A RESULT OF THESE NEW ARRANGEMENTS, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS FOLLOWS:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- --------------- --------------- -------------

                                                                                    TOTAL
                                                    DISTRIBUTION                 ANNUAL FUND
                                     MANAGEMENT       (12B-1)         OTHER       OPERATING    FEE WAIVER/       NET
FUND/CLASS                              FEES            FEES        EXPENSES+      EXPENSES    REIMBURSE-MENT EXPENSES
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES AGGRESSIVE GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.39%         1.14%         0.14%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.62%         1.62%         0.37%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.54%         1.29%         0.29%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.67%         1.67%         0.42%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP VALUE
FUND(2)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.19%         0.94%         0.04%         0.90%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.31%         1.31%         0.16%         1.15%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Admin Class                       0.75%           0.25%          0.44%*        1.44%         0.04%         1.40%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES TAX-MANAGED EQUITY
FUND(3)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          1.80%         2.30%         1.65%         0.65%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES VALUE FUND(4)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          0.39%         0.89%         0.04%         0.85%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES WORLDWIDE FUND(5)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.69%         1.44%         0.44%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------

+ Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares and 1.25% for Retail class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.90% for Institutional class shares, 1.15% for Retail class shares and 1.40% for Admin class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.85% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(5) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

* Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $348           $614          $1,374
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $475           $846          $1,891
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $380           $680          $1,531
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $486           $868          $1,941
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $92          $296           $516          $1,151
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $117          $399           $703          $1,565
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Admin Class                                        $143          $452           $783          $1,721
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES TAX-MANAGED EQUITY FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $66          $559          $1,080         $2,508
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $87          $280           $489          $1,092
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES WORLDWIDE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $412           $745          $1,686

---------------------------------------------------- ------------ -------------- -------------- -------------

* The Example for each Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

THE SUB-SECTION "HOW TO PURCHASE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS:

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND AND LOOMIS SAYLES SMALL CAP VALUE

THE SUB-SECTION "HOW TO EXCHANGE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND AND LOOMIS SAYLES SMALL CAP VALUE FUND:

CONVERSION RIGHTS

In certain limited circumstances, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet the investment minimum of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund's prospectus (see "How to Purchase Shares").

In order to convert shares, you must send a signed letter of instruction to Loomis Sayles Funds that includes the name of the Fund and the Class you are converting from, the Class you are converting to, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, and the number of shares or dollar amount to be converted to the following address:

Regular Mail:                           Overnight Mail:
Loomis Sayles Funds                     Loomis Sayles Funds
P.O. Box 219594                         330 West 9th Street
Kansas City, MO 64121-9594              Kansas City, MO 64105-1514


LOOMIS  SAYLES  AGGRESSIVE  GROWTH  FUND,  LOOMIS  SAYLES SMALL CAP GROWTH FUND,
LOOMIS SAYLES TAX-MANAGED EQUITY FUND, LOOMIS SAYLES VALUE FUND AND LOOMIS SAYLES WORLDWIDE FUND

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND, LOOMIS SAYLES TAX-MANAGED EQUITY FUND, LOOMIS SAYLES VALUE FUND AND LOOMIS SAYLES WORLDWIDE FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").


                       LOOMIS SAYLES SMALL CAP VALUE FUND

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES SMALL CAP VALUE FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").

                          LOOMIS SAYLES WORLDWIDE FUND

At a meeting held on November 18, 2005, the Board of Trustees of Loomis Sayles Funds II approved a change in the name of the Loomis Sayles Worldwide Fund to the "Loomis Sayles Global Markets Fund," effective February 1, 2006. On such date, Institutional Class shares of the Fund will be redesignated as Class Y shares of the Fund. Expenses relating to this class will not change as a result of the redesignation. Effective February 1, 2006, the Fund will no longer be offered through this prospectus.

Effective February 1, 2006, the primary broad based index for the Loomis Sayles Worldwide Fund will change from the Standard & Poor's 500 Index to the Morgan Stanley Capital International World Index. The Morgan Stanley Capital International World Index measures global developed market equity performance. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Morgan Stanley Capital International World Index for the period ended December 31, 2004 are 15.25%, -2.05% and 6.68%, respectively. Also effective February 1, 2006, a secondary broad based index, the Citigroup World Government Bond Index, will be added. The Citigroup World Government Bond Index measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Citigroup World Government Bond Index for the period ended December 31, 2004 are 10.35%, 8.79% and 6.93%, respectively.

                            LOOMIS SAYLES GROWTH FUND
                           LOOMIS SAYLES RESEARCH FUND
                                  (the "Funds")

Supplement dated November 28, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated February 1, 2005, as revised May 1, 2005 and the IXIS Advisor Equity Funds Class Y Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time

(This supplement combines the supplements to the IXIS Advisor Equity Funds Classes A, B, C and Y prospectuses dated October 7, 2005 and November 21, 2005)

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of each Prospectus have been amended and restated as follows:

IXIS Advisor Equity Funds Classes A, B and C Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------- -------------------------------- --------------------------------
                              Loomis Sayles Growth Fund(1)    Loomis Sayles Research Fund(2)
---------------------------- -------------------------------- --------------------------------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
                              Class A Class B Class C Class A Class B Class C
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Management fees                0.50%      0.50%      0.50%      0.50%      0.50%      0.50%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Distribution and/or
service (12b-1) fees           0.25%     1.00%*     1.00%*      0.25%     1.00%*     1.00%*
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Other expenses+                0.82%      0.82%      0.82%      1.18%      1.18%      1.18%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Total annual fund
operating expenses             1.57%      2.32%      2.32%      1.93%      2.68%      2.68%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Fee waiver and/or expense
reimbursement                  0.47%      0.47%      0.47%      0.68%      0.68%      0.68%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Net expenses                   1.10%      1.85%      1.85%      1.25%      2.00%      2.00%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------

+ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.10%, 1.85% and 1.85% of the Fund's average daily net assets for Classes A, B and C shares, respectively through January 31, 2006, and to maintain the Fund's expense limit at no greater than 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through January 31, 2007. This undertaking will be reevaluated on an annual basis thereafter. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

----------------- ------------------------------------------------------ --------------------------------------------------------
                                Loomis Sayles Growth Fund                              Loomis Sayles Research Fund
----------------- ------------------------------------------------------ --------------------------------------------------------
----------------- ---------- --------------------- --------------------- ---------- --------------------- -----------------------
                   Class A         Class B               Class C          Class A         Class B                Class C
----------------- ---------- --------------------- --------------------- ---------- --------------------- -----------------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                (1)        (2)        (1)        (2)                   (1)        (2)        (1)         (2)
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
1 year              $681       $688       $188       $288       $188       $695       $703       $203       $303        $203
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
3 years             $968       $947       $647       $647       $647      $1,084     $1,068      $768       $768        $768
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
5 years            $1,309     $1,367     $1,167     $1,167     $1,167     $1,498     $1,559     $1,359     $1,359      $1,359
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
10 years**         $2,270     $2,405     $2,405     $2,593     $2,593     $2,647     $2,780     $2,780     $2,692      $2,692
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

* The Example for Loomis Sayles Research Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Example for Loomis Sayles Growth Fund is based on the Net Expenses for the first two years at the expense limit currently in effect and those committed to be in effect through January 31, 2007 and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS Advisor Equity Income Funds Class Y Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------- -------------------------- ------------------------
                               Loomis Sayles Growth      Loomis Sayles Research
                                      Fund(1)                    Fund(2)
                                      Class Y                    Class Y
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Management fees                        0.50%                      0.50%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Distribution and/or                    0.00%                      0.00%
service (12b-1) fees
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Other expenses+                        0.47%                      0.81%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Total annual fund
operating expenses                     0.97%                      1.31%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Fee waiver and/or expense
reimbursement                          0.12%                      0.46%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Net expenses                           0.85%                      0.85%
---------------------------- -------------------------- ------------------------

+ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares through January 31, 2006 and to maintain the Fund's expense limit at no greater than 1.00% for Class Y shares through January 31, 2007. This undertaking will be reevaluated on an annual basis thereafter. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

------------------ ----------------------- -------------------
                    Loomis Sayles Growth     Loomis Sayles
                            Fund             Research Fund
                          Class Y               Class Y
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
1 Year                   $87                    $87
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
3 Years                  $297                  $370
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
5 Years                  $525                  $674
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
10 Years                $1,179                $1,539
------------------ ----------------------- -------------------

* The Example for Loomis Sayles Research Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Example for Loomis Sayles Growth Fund is based on the Net Expenses for the first two years at the expense limit currently in effect and those committed to be in effect through January 31, 2007 and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.



All Prospectuses

The last paragraph of the sub-section "Principal Investment Strategies" within the "Goals, Strategies & Risks" section of the prospectus have been amended and restated as follows with regard to the Loomis Sayles Growth Fund and Loomis Sayles Research Fund:

A list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our fund line-up", then the name of the Fund and scroll down to "Portfolio Highlights").

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (the "Funds")

     Supplement dated November 28, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005 and the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time

(This supplement combines the supplements dated October 7, 2005 and November 21, 2005.)

Effective October 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Also effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of each Prospectus have been amended and restated as follows:

IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------ -----------------------------------
                              Core Plus Bond Fund(1)                 High Income Fund(2)
----------------------- ------------------------------------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
                         Class A      Class B     Class C     Class A     Class B      Class C
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Management fees           0.42%        0.42%       0.42%       0.60%       0.60%        0.60%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Distribution and/or
service (12b-1) fees
                          0.25%       1.00%*       1.00%*      0.25%       1.00%*      1.00%*
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Other expenses++          0.50%        0.50%       0.50%       0.58%       0.58%        0.58%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Total annual fund
operating expenses        1.17%        1.92%       1.92%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Fee Waiver and/or
Expense Reimbursement
                          0.12%        0.12%       0.12%       0.00%       0.00%        0.00%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Net Expenses              1.05%        1.80%       1.80%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------

----------------------- ---------------------------------- --------------------------------
                        Limited Term Government and Agency   Massachusetts Tax Free Income
                                       Fund+                            Fund(4)
----------------------- ---------------------------------- --------------------------------
----------------------- ------------ ---------- ---------- -------------- -----------------
                        Class A      Class B    Class C       Class A         Class B
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Management fees            0.50%       0.50%      0.50%        0.60%           0.60%
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Distribution and/or
service (12b-1) fees
                           0.25%      1.00%*     1.00%*        0.25%           1.00%*
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Other expenses++           0.32%       0.32%      0.32%        0.28%           0.28%
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Total annual fund
operating expenses         1.07%       1.82%      1.82%        1.13%           1.88%
----------------------- ------------ ---------- ---------- -------------- -----------------


------------------------------ ------------------------------- ----------------------------------
                                   Municipal Income Fund            Strategic Income Fund(5)
------------------------------ ------------------------------- ----------------------------------
------------------------------ ------------- ----------------- ---------- ------------ ----------
                               Class A       Class B            Class A     Class B    Class C
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Management fees                   0.47%           0.47%          0.61%       0.61%       0.61%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Distribution and/or service
(12b-1) fees                      0.25%           1.00%*         0.25%      1.00%*      1.00%*
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Other expenses++                  0.26%           0.26%          0.35%       0.35%       0.35%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Total annual fund operating
expenses                          0.98%           1.73%          1.21%       1.96%       1.96%
------------------------------ ------------- ----------------- ---------- ------------ ----------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05%, 1.80%, and 1.80% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45%, 2.20%, and 2.20% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(4) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15% and 1.90% of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

Example*

--------------- ------------------------------------------------------ -----------------------------------------------------
                                 Core Plus Bond Fund                                     High Income Fund
--------------- ------------------------------------------------------ -----------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                 Class            Class                 Class           Class           Class                 Class
                    A               B                     C               A               B                     C
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                             (1)        (2)        (1)        (2)                  (1)        (2)        (1)        (2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1 year            $552       $683       $183       $283       $183      $589       $721       $221       $321       $221
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
3 years           $794       $891       $591       $591       $591      $882       $982       $682       $682       $682
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
5 years          $1,054     $1,226     $1,026     $1,026     $1,026    $1,196     $1,370     $1,170     $1,170     $1,170
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
10 years**       $1,796     $2,038     $2,038     $2,234     $2,234    $2,086     $2,323     $2,323     $2,513     $2,513
----------------------------------------------------------------------------------------------------------------------------

------------------------ ------------------------------------------- -------------------------------
                          Limited Term Government and Agency Fund    Massachusetts Tax Free Income
                                                                                  Fund
------------------------ ------------------------------------------- -------------------------------
----------------------------------------------------------------------------------------------------
                         Class        Class             Class         Class           Class
                            A            B                C              A              B
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                   (1)     (2)      (1)      (2)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
1 year                    $406    $685     $185     $285     $185      $535       $691      $191
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
3 years                   $630    $873     $573     $573     $573      $769       $891      $591
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
5 years                   $872   $1,185    $985     $985     $985     $1,021     $1,216    $1,016
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
10 years**               $1,566  $1,940   $1,940   $2,137   $2,137    $1,741     $2,005    $2,005
----------------------------------------------------------------------------------------------------


---------------------- ------------------------------------ -----------------------------------------------------
                              Municipal Income Fund                        Strategic Income Fund
---------------------- ------------------------------------ -----------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                        Class A           Class B             Class A         Class B              Class C
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                      (1)         (2)                    (1)         (2)         (1)       (2)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
1 year                   $545        $676         $176         $568      $699        $199        $299     $199
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
3 years                  $748        $845         $545         $817      $915        $615        $615     $615
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5 years                  $967       $1,139        $939        $1,085    $1,257      $1,057      $1,057   $1,057
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
10 years**              $1,597      $1,842       $1,842       $1,850    $2,091      $2,091      $2,285   $2,285
-----------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

* The Example for Core Plus Bond Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average daily net assets)


-------------------------------- ------------------------------ ------------------------------
                                        Core Plus Bond                   High Income
                                            Fund(1)                         Fund*
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
                                            Class Y                        Class Y
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Management fees                              0.42%                          0.60%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Other expenses++                             0.45%                          0.49%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Total annual fund operating                                                 1.09%
expenses                                     0.87%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Fee Waiver and/or Expense                                                   0.00%
Reimbursement                                0.07%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Net Expenses                                 0.80%                          1.09%
-------------------------------- ------------------------------ ------------------------------

-------------------------------- ------------------------------ ------------------------------
                                  Limited Term Government and         Strategic Income
                                         Agency Fund+                      Fund(3)
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
                                            Class Y                        Class Y
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Management fees                              0.50%                          0.61%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Other expenses++                             0.24%                          0.28%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Total annual fund operating
expenses                                     0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Fee Waiver and/or Expense
Reimbursement                                0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Net Expenses                                 0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

++Other expenses have been restated to reflect changes to the custodian and transfer agency fees effective October 1, 2005.

* Class Y shares of the Loomis Sayles High Income Fund were not outstanding during 2004 and are not outstanding as of the date of this supplement. Expenses for Loomis Sayles High Income Fund have been estimated.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and will be reevaluated on an annual basis thereafter.

Example*

---------------- --------------------------------- -----------------------------
                       Core Plus Bond Fund                 High Income Fund
---------------- --------------------------------- -----------------------------
--------------------------------------------------------------------------------
                                 Class Y Class Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year                         $82                               $111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 years                       $271                               $347
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years                       $475                               $601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 years                     $1,066                             $1,329
--------------------------------------------------------------------------------

---------------- --------------------------------- -----------------------------
                   Limited Term Government and           Strategic Income Fund
                           Agency Fund
---------------- --------------------------------- -----------------------------
--------------------------------------------------------------------------------
                                 Class Y Class Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year                         $76                               $91
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 years                       $237                               $284
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years                       $411                               $493
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 years                      $918                              $1,096
--------------------------------------------------------------------------------

* The Example for the Loomis Sayles Core Plus Bond Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

All Prospectuses

The last paragraph of the sub-section "Principal Investment Strategies" within the "Goals, Strategies & Risks" section of the prospectus have been amended and restated as follows with regard to the Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Massachusetts Tax Free Income Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Strategic Income Fund :

A list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our fund line-up", then the name of the Fund and scroll down to "Portfolio Highlights").

                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                  (the "Fund")

Supplement dated November 28, 2005 to the IXIS Advisor Income and Tax Free Income Funds Class A, B and C Prospectus dated February 1, 2005, as revised May 1, 2005, the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005 and the Loomis Sayles Investment Grade Bond Fund Class J Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time

(This supplement combines the supplements dated October 7, 2005 and November 23, 2005.)

Effective September 1, 2005, the Fund entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent for Class A, B, C and Y shares of the Fund. The expenses of the Fund have been reduced as a result of this new arrangement. Accordingly, the Annual Fund Operating Expenses table and the Example table of each Prospectus have been amended and restated as follows:

IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
as a percentage of average daily net assets)
----------------------- ----------------------------------------
                             Investment Grade Bond Fund(3)
----------------------- ----------------------------------------
----------------------- ----------- ------------- --------------
                         Class A      Class B        Class C
----------------------- ----------- ------------- --------------
----------------------- ----------- ------------- --------------
Management fees           0.40%        0.40%          0.40%
----------------------- ----------- ------------- --------------
----------------------- ----------- ------------- --------------
Distribution and/or
service (12b-1) fees
                          0.25%        1.00%*        1.00%*
----------------------- ----------- ------------- --------------
----------------------- ----------- ------------- --------------
Other expenses++          0.26%        0.26%          0.26%
----------------------- ----------- ------------- --------------
----------------------- ----------- ------------- --------------
Total annual fund
operating expenses        0.91%        1.66%          1.66%
----------------------- ----------- ------------- --------------


++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Loomis Sayles Investment Grade Bond Fund effective September 1, 2005 and October 1, 2005, respectively, and changes to the custodian fees and transfer agency fees for the other Funds effective October 1, 2005.

(3) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.95%, 1.70% and 1.70% annually of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis.

Example

--------------------- -------------------------------------------
                              Investment Grade Bond Fund
--------------------- -------------------------------------------
-----------------------------------------------------------------
                                (1)     (2)      (1)      (2)
-----------------------------------------------------------------
-----------------------------------------------------------------
1 year                 $539    $669     $169     $269     $169
-----------------------------------------------------------------
-----------------------------------------------------------------
3 years                $727    $823     $523     $523     $523
-----------------------------------------------------------------
-----------------------------------------------------------------
5 years                $931   $1,102    $902     $902     $902
-----------------------------------------------------------------
-----------------------------------------------------------------
10 years**            $1,519  $1,766   $1,766   $1,965   $1,965
-----------------------------------------------------------------







(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.



IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------------- -----------------------------
                                    Investment Grade Bond
                                           Fund(2)
-------------------------------- -----------------------------
-------------------------------- -----------------------------
                                           Class Y
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Management fees                             0.40%
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Distribution and/or service
(12b-1) fees 0.00%
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Other expenses++                            0.21%
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Total annual fund operating
expenses                                    0.61%
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Fee Waiver and/or Expense
Reimbursement                               0.06%
-------------------------------- -----------------------------
-------------------------------- -----------------------------
Net Expenses                                0.55%
-------------------------------- -----------------------------


++Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Loomis Sayles Investment Grade Bond Fund effective September 1, 2005 and October 1, 2005, respectively.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 0.55% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*
------------------------------ ------------------------------
                                Investment Grade Bond Fund
------------------------------ ------------------------------
-------------------------------------------------------------
                                         Class Y
-------------------------------------------------------------
-------------------------------------------------------------
1 year                                     $56
-------------------------------------------------------------
-------------------------------------------------------------
3 years                                    $189
-------------------------------------------------------------
-------------------------------------------------------------
5 years                                    $334
-------------------------------------------------------------
-------------------------------------------------------------
10 years                                   $756
-------------------------------------------------------------

* The Example for the Loomis Sayles Investment Grade Bond Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

Loomis Sayles Investment Grade Bond Fund Class J Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


------------------------------------------------- ---------------- ----------------- ------------ -----------------------
Fund                                              Management Fees    Distribution       Other       Total Annual Fund
                                                                    and/or Service
                                                                         (12b-1)
                                                                         Fees         Expenses*     Operating Expenses
------------------------------------------------- ---------------- ----------------- ------------ -----------------------
------------------------------------------------- ---------------- ----------------- ------------ -----------------------
Loomis Sayles Investment Grade Bond Fund -
Class J**                                              0.40%            0.75%           0.15%             1.30%
------------------------------------------------- ---------------- ----------------- ------------ -----------------------

*Other expenses have been restated to reflect changes to the custodian fees for the Fund effective September 1, 2005. ** Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006, and will be re-evaluated on an annual basis thereafter.

Example*

--------------------------------------------------- -------------- ----------------- ------------ -----------------------
Fund                                                   1 Year*         3 Years*       5 Years*          10 Years*
--------------------------------------------------- -------------- ----------------- ------------ -----------------------
--------------------------------------------------- -------------- ----------------- ------------ -----------------------
Loomis Sayles Investment Grade Bond Fund - Class J      $478             $748          $1,038             $1,863
--------------------------------------------------- -------------- ----------------- ------------ -----------------------

* The Example is based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

All Prospectuses

The last paragraph of the sub-section "Principal Investment Strategies" within the "Goals, Strategies & Risks" section of the prospectus have been amended and restated as follows with regard to the Loomis Sayles Investment Grade Bond Fund:

A "shapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our fund line-up", then the name of the Fund and scroll down to "Portfolio Highlights").